Acquisition - Summary of the Identifiable Assets Acquired and Liabilities (Detail) $ in Thousands	Oct. 13, 2022 CAD ($)
Share consideration
Shares exchanged	$ 213,942
Fair value of vested stock-based compensation	8,641	[1]
Total purchase consideration	222,583
Identifiable Assets Acquired and Liabilities Assumed
Net working capital	63,290
Property, plant and equipment	60,395
Energy infrastructure assets	568,550
Contract assets	217,585
Finance leases receivables	77,578
Intangible assets	102,789
Other long-term assets	69,024
Long-term debt	(1,019,436)
Other long-term liabilities	(51,636)
Total net identifiable assets	88,139
Goodwill	134,444
Preliminary Valuation [Member]
Share consideration
Shares exchanged	213,942
Fair value of vested stock-based compensation	8,641	[1]
Total purchase consideration	222,583
Identifiable Assets Acquired and Liabilities Assumed
Net working capital	56,715
Property, plant and equipment	60,395
Energy infrastructure assets	581,338
Contract assets	217,585
Finance leases receivables	77,578
Intangible assets	102,789
Other long-term assets	66,602
Long-term debt	(1,019,436)
Other long-term liabilities	(60,408)
Total net identifiable assets	83,158
Goodwill	$ 139,425

[1]	Included in the fair value of vested stock-based compensation is $2 million of cash payments to Exterran stockholders that held fractional shares on the date of acquisition.